Acquisitions of businesses and purchase accounting - Southeastern Biomedical Services, LLC - Asset and Liabilities (Details) - Southeastern Biomedical Services, LLC - USD ($)	Sep. 30, 2022	Nov. 09, 2021
Disclosure of detailed information about business combination [line items]
Accounts receivable		$ 112,000
Inventory		53,000
Property, equipment, and right of use assets, net		306,000
Goodwill		225,000
Intangible assets		270,000
Accounts payable		(131,000)
Loans and Leases		(138,000)
Net assets acquired		697,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 97,000	600,000
Consideration paid or payable		$ 697,000